Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Allowance for uncollectable balances	$ 90,051		$ 73,386	$ 48,529	$ 13,095
Inventory reserve	$ 392,546		$ 389,867	405,205
Estimated useful lives of intangible assets	50 years		50 years
Lease description	Ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.		Ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Research and development expense	$ 128,481	$ 165,464	$ 522,867	556,090
Advertising expenses	3,709	32,805	51,257	49,289
Government subsidies	$ 332,418	101,239	$ 140,295	67,608
Value added tax rate description	The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.		The VAT is based on gross sales price and VAT rates range up to 17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%), depending on the type of products sold.
Employee defined cost	$ 15,336	$ 30,204	$ 68,128	$ 63,243
Xi'an DT [Member]
Non-controlling interests rate	25.00%		25.00%
Tianjin YHX [Member]
Non-controlling interests rate	49.00%		49.00%